Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 14, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 14, 2019
Prospectus Date	rr_ProspectusDate	Dec. 31, 2018
Principal Funds Inc
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.
Supplement dated June 14, 2019
to the Statutory Prospectus dated December 31, 2018
(as supplemented on March 1, 2019, March 18, 2019 and April 29, 2019)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Global Multi-Strategy Fund [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR GLOBAL MULTI-STRATEGY FUND
Strategy [Heading]	rr_StrategyHeading	Effective on or about June 26, 2019, under Principal Investment Strategies, add the following at the end of the fifth paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund also invests a portion of the proceeds it receives from short sales into long positions.
Risk [Heading]	rr_RiskHeading	Effective on or about June 26, 2019, under Principal Risks, add the following at the end of Leverage Risk:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	In particular, investing the proceeds of short sales may amplify leverage risk.